CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 137,896	$ 975,319	$ 1,905,123
Prepaid expenses	248,745	125,663	509,950
Other Receivables	2,441,582	0
Total current assets	2,828,223	1,100,982	2,415,073
Investments held in Trust Account	558,149,739	550,800,038	523,038,352
Total assets	560,977,962	551,901,020	525,453,425
Current liabilities:
Accrued expenses	9,394,513	690,348	271,633
Due to related party	52,582	50,221	7,500
Extension note	1,480,791	0
Working capital loan	1,232,707	0
Total current liabilities	12,160,593	740,569	279,133
Deferred financing obligation	1,480,792	0
Overfunding loans	5,000,000	5,000,000	5,000,000
Deferred underwriting and advisory fees	8,359,410	17,500,000	17,500,000
Total liabilities	27,000,795	23,240,569	22,779,133
Commitments and contingencies
Class A ordinary shares subject to possible redemption	558,049,739	550,700,038	522,938,352
Shareholders' deficit
Preference shares, $0.0001 par value; 99,990,000 shares authorized; none issued or outstanding	0	0	0
Accumulated deficit	(24,073,822)	(22,040,837)	(20,265,310)
Total shareholders' deficit	(24,072,572)	(22,039,587)	(20,264,060)	[1]
Total liabilities and shareholders' deficit	560,977,962	551,901,020	525,453,425
Common Class A
Shareholders' deficit
Ordinary shares	1,250	0	0
Common Class B
Shareholders' deficit
Ordinary shares	$ 0	$ 1,250	$ 1,250

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).